UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES C FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 73.4%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	3.400%	5/15/25	$2,270,000	$2,115,194
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	141,910
AT&T Inc., Senior Notes	4.350%	6/15/45	500,000	408,745
AT&T Inc., Senior Notes	4.750%	5/15/46	1,000,000	863,787
AT&T Inc., Senior Notes	4.500%	3/9/48	800,000	668,311
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,290,694
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	900,000	809,362	(a)
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	1,150,000	1,043,216
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	1,928,000	1,858,393
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	1,000,000	896,999
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	366,098
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	514,362
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	780,000	759,168
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	427,737
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,360,796
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	60,000	62,819
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,000,000	914,897

Total Diversified Telecommunication Services				14,502,488

Media - 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	298,746
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	120,240
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	596,702
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	932,068
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	337,759
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,870,000	4,448,513
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	401,061
Comcast Corp., Senior Notes	3.700%	4/15/24	500,000	499,079
Comcast Corp., Senior Notes	3.950%	10/15/25	2,320,000	2,312,943
Comcast Corp., Senior Notes	4.150%	10/15/28	4,420,000	4,385,776
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	5,930,023
Comcast Corp., Senior Notes	4.700%	10/15/48	1,940,000	1,893,482
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,865,154
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,245,591
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	44,977
Warner Media LLC, Senior Notes	6.250%	3/29/41	410,000	431,535

Total Media				25,743,649

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	$1,388,000	$1,347,658
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	180,000	174,652	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	150,000	148,688	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,110,000	2,990,186
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	4,415,000	4,083,635

Total Wireless Telecommunication Services				8,744,819

TOTAL COMMUNICATION SERVICES				48,990,956

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	90,000	85,592	(a)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	150,000	147,661	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	300,000	290,190
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	187,652
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	918,465
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	833,242
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	180,000	174,987
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	240,402

Total Automobiles				2,878,191

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,381,255
McDonald’s Corp., Senior Notes	3.500%	3/1/27	500,000	480,170
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	305,642	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	489,596	(a)

Total Hotels, Restaurants & Leisure				3,656,663

Household Durables - 0.2%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	160,000	157,308
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,276,501

Total Household Durables				1,433,809

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	475,056
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	483,118
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	470,792

Total Internet & Direct Marketing Retail				1,428,966

TOTAL CONSUMER DISCRETIONARY				9,397,629

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 7.5%
Beverages - 3.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$1,640,000	$1,548,547	(a)
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	140,000	130,422	(a)
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	1,090,000	1,068,480
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,810,000	3,691,197
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	16,004,000	15,445,738
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	2,080,000	1,991,057
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	540,000	528,693
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	960,701
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	640,000	649,279	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,179,393	(a)

Total Beverages				27,193,507

Food & Staples Retailing - 0.6%
Kroger Co., Senior Notes	2.650%	10/15/26	500,000	440,914
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	1,070,000	1,003,058
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	759,633
Walmart, Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,021,245

Total Food & Staples Retailing				5,224,850

Food Products - 0.5%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	461,819	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,350,000	1,296,230
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	180,000	159,430
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	867,104
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	424,375
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	783,971

Total Food Products				3,992,929

Tobacco - 3.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	989,723
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	6,624,214
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	15,386,876
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	814,099
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	353,186
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	886,912
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	427,113
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,023,942

Total Tobacco				29,506,065

TOTAL CONSUMER STAPLES				65,917,351

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 8.3%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Notes	3.800%	11/15/25	$2,450,000	$2,343,885

Oil, Gas & Consumable Fuels - 8.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	697,116
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,290,000	2,378,368
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,793,189
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,806,580
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	488,646
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	482,392
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,238,856
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	550,000	506,275
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,262,763
Concho Resources Inc., Senior Notes	3.750%	10/1/27	1,180,000	1,097,763
Concho Resources Inc., Senior Notes	4.300%	8/15/28	390,000	377,432
ConocoPhillips, Senior Notes	6.500%	2/1/39	280,000	342,301
Continental Resources Inc., Senior Notes	3.800%	6/1/24	100,000	94,500
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,517,808
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,406,505
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	9,225,900
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	110,000	106,919
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,210,000	1,181,976
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,294,521
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,020,000	980,091
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,995,201
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	168,359
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,000,000	963,236
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	99,980
Noble Energy Inc., Senior Notes	3.850%	1/15/28	490,000	447,549
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	413,072
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,447,969
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,139,273
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	903,171
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	2,855,748
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,044,250
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,655,000
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,451,828
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,149,507
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	929,660
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	490,800	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,007,359
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,480,668
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,033,396	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,238,113
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	210,000	213,840
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	104,120
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	359,950

Total Oil, Gas & Consumable Fuels				70,871,950

TOTAL ENERGY				73,215,835

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.9%
Banks - 16.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$1,850,000	$1,834,739	(a)
ABN AMRO Bank NV,, Subordinated Notes	4.800%	4/18/26	3,200,000	3,177,792	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,350,315
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,248,917
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,965,274
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,599,000	1,474,604	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	780,000	765,195	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	942,878	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,634,254
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	994,837
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year Swap Rate + 1.432%)	3.803%	12/15/32	100,000	91,310	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	315,187
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	953,056	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	856,973	(a)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	1,907,734	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	10,714,268	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,493,683	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,221,844	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	260,328
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,245,261
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,699,877
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,194,193
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	362,157
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	618,097
Citigroup, Inc., Senior Notes	4.500%	1/14/22	800,000	814,341
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	5,715,000	5,138,164	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	345,000	360,094	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	330,000	335,076	(a)
Cooperatieve Rabobank U.A., Senior Notes	3.950%	11/9/22	600,000	593,605
Cooperatieve Rabobank U.A., Senior Notes	4.625%	12/1/23	2,520,000	2,535,232
Cooperatieve Rabobank U.A., Senior Notes	4.375%	8/4/25	2,750,000	2,688,852
Cooperatieve Rabobank U.A., Senior Notes	3.750%	7/21/26	3,500,000	3,262,898
Cooperatieve Rabobank U.A., Senior Notes	5.250%	8/4/45	800,000	806,817
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	694,196	(a)(b)(c)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	330,000	335,996
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,810,000	1,709,816	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,810,000	1,664,078	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	6,942,547

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	$2,530,000	$2,467,292
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,221,177
HSBC Holdings PLC, Senior Notes (4.583%to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,200,000	1,175,702	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	853,245
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	960,283
ING Bank NV, Senior Notes	2.500%	10/1/19	260,000	258,702	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	813,364	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	242,774	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	3,100,000	2,531,024	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,484,610	(a)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,330,000	1,326,901	(b)(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	559,167	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	269,449	(b)(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	509,210
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	828,800
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,297,551
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	848,200
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	977,170
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	188,190
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,210,436
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	441,320
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	4,480,000	4,410,028	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	194,893	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	649,752
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,166,410
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	4,811,430
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,325,532	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	230,000	226,354
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,084,688	(a)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,019,852	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	2,822,488	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	19,700,000	19,259,609	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	51,030
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,249,418
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	386,290
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	1,939,851
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	604,089
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,474,706
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,638,594
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	892,247
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	397,100

Total Banks				149,273,413

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 1.7%
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	$6,800,000	$6,489,507	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,064,662
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	535,365
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	334,321
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,283,852
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,761,840
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	970,074
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	482,366	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/7/19	320,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(f)(g)(h)(i)

Total Capital Markets				14,921,987

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,000,000	2,012,057
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	484,978	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	389,332	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	2,801,237
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,536,894

Total Diversified Financial Services				7,224,498

Insurance - 0.5%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	521,601
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,300,000	2,477,953
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	449,856
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	150,000	148,233	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	919,238	(a)

Total Insurance				4,516,881

TOTAL FINANCIALS				175,936,779

HEALTH CARE - 10.3%
Biotechnology - 2.1%
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,031,697
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,383,319
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,517,902
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,729,194
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	261,547
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,119,064
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	297,750
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	7,581,513
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	390,340
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,602,706

Total Biotechnology				18,915,032

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	$2,562,000	$2,504,473
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,717,717
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	7,181,400
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,080,000	7,715,925
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	85,035
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	520,000	478,666
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,176,029

Total Health Care Equipment & Supplies				21,859,245

Health Care Providers & Services - 4.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	359,677
Anthem Inc., Senior Notes	3.650%	12/1/27	10,000,000	9,392,166
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	970,000	925,233
CVS Health Corp., Senior Notes	3.350%	3/9/21	300,000	297,486
CVS Health Corp., Senior Notes	3.700%	3/9/23	10,000,000	9,854,770
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,931,760
Halfmoon Parent Inc., Senior Secured Notes	3.400%	9/17/21	360,000	357,238	(a)
Halfmoon Parent Inc., Senior Secured Notes	3.750%	7/15/23	970,000	957,594	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	280,000	276,851	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	700,000	690,395	(a)
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	165,783
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,060,203
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,480,861
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,978,275
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	837,733
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	3,000,000	2,880,733
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,177,010

Total Health Care Providers & Services				39,623,768

Pharmaceuticals - 1.2%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,335,674
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	910,000	847,612
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	70,000	65,012
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	687,318
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	1,870,000	1,786,916
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	2,110,000	1,960,047
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,255,780
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,031,636

Total Pharmaceuticals				10,969,995

TOTAL HEALTH CARE				91,368,040

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 4.2%
Aerospace & Defense - 2.4%
Boeing Co., Senior Notes	2.500%	3/1/25	$500,000	$468,317
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,372,475
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	981,789
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,083,165
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	5,310,000	5,016,503
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	990,000	922,032
United Technologies Corp., Senior Notes	3.950%	8/16/25	1,860,000	1,839,966
United Technologies Corp., Senior Notes	4.125%	11/16/28	3,330,000	3,267,119

Total Aerospace & Defense				20,951,366

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.050%	11/15/27	970,000	914,153

Commercial Services & Supplies - 0.0%
Republic Services, Inc., Senior Notes	4.750%	5/15/23	300,000	311,778
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	207,955

Total Commercial Services & Supplies				519,733

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,177,697

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	5.500%	1/8/20	60,000	60,482
General Electric Co., Senior Notes	5.875%	1/14/38	3,180,000	2,966,693
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	1,784,854
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	142,676

Total Industrial Conglomerates				4,954,705

Road & Rail - 0.9%
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	493,838
Burlington Northern Santa Fe LLC, Senior Notes	4.550%	9/1/44	20,000	19,906
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	250,264
Union Pacific Corp., Senior Notes	3.750%	7/15/25	1,060,000	1,053,792
Union Pacific Corp., Senior Notes	3.950%	9/10/28	3,110,000	3,056,480
Union Pacific Corp., Senior Notes	4.500%	9/10/48	3,270,000	3,157,719

Total Road & Rail				8,031,999

TOTAL INDUSTRIALS				37,549,653

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,104,733

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,464,134

Software - 0.2%
Microsoft Corp., Senior Notes	2.700%	2/12/25	450,000	429,058
Microsoft Corp., Senior Notes	2.400%	8/8/26	980,000	899,473
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	399,599
salesforce.com Inc., Senior Notes	3.700%	4/11/28	150,000	147,606

Total Software				1,875,736

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc., Senior Notes	2.450%	8/4/26	$2,200,000	$2,002,578
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	5,020,000	5,009,803	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	520,000	520,566	(a)

Total Technology Hardware, Storage & Peripherals				7,532,947

TOTAL INFORMATION TECHNOLOGY				11,977,550

MATERIALS - 3.8%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	676,288	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	688,659	(a)

Total Chemicals				1,364,947

Metals & Mining - 3.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	263,663	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	4,200,000	3,787,882	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	6,856,552
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,043,289
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,036,849
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5year Swap Rate + 5.093%)	6.750%	10/19/75	4,950,000	5,259,375	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,417,375
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	47,688
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	499,557	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	130,000	128,772	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,591,082
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,968,875

Total Metals & Mining				31,900,959

TOTAL MATERIALS				33,265,906

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,870,095	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	386,029	(a)

TOTAL REAL ESTATE				2,256,124

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 11.2%
Electric Utilities - 11.2%
Duke Energy Corp., Senior Notes	3.950%	8/15/47	$6,070,000	$5,296,170
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	9,548,666
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	22,885,808
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	12,756,854
Pacific Gas & Electric Co., Senior Notes	3.500%	10/1/20	400,000	383,542
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	9,000,000	7,467,097
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	1,650,000	1,588,234
Pacific Gas & Electric Co., Senior Notes	4.250%	3/15/46	2,900,000	2,234,935
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	24,130,000	24,025,880	(a)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	13,480,000	13,178,597	(a)

TOTAL UTILITIES				99,365,783

TOTAL CORPORATE BONDS & NOTES (Cost - $683,329,789)				649,241,606

SOVEREIGN BONDS - 18.6%
Brazil - 0.8%
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,530,000	4,226,536
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,025,631

Total Brazil				7,252,167

Colombia - 1.4%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	12,709,415

Indonesia - 5.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,300,000	5,230,946	(j)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,171,871	(j)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,210,312	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	2,000,000	1,943,348	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	35,738,552

Total Indonesia				47,295,029

Mexico - 5.6%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	55,640,000	49,102,300

Panama - 0.8%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	7,096,875

Peru - 1.0%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	520,000	640,900
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	7,997,510

Total Peru				8,638,410

Poland - 1.8%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	15,510,000	15,715,508

Russia - 1.0%
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	8,200,000	8,311,028	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	705,500	764,921	(j)

Total Russia				9,075,949

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	$8,000,000	$7,430,536	(a)

TOTAL SOVEREIGN BONDS (Cost - $179,095,507)				164,316,189

ASSET-BACKED SECURITIES - 5.4%
Ballyrock CLO Ltd., 2018-1A, A1 (3 mo. USD LIBOR + 1.000%)	3.469%	4/20/31	2,530,000	2,497,606	(a)(b)
BlueMountain CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.330%)	3.766%	4/13/27	3,000,000	3,001,233	(a)(b)
BlueMountain CLO Ltd., 2015-3A, A1R (3 mo. USD LIBOR + 1.000%)	3.469%	4/20/31	5,000,000	4,936,225	(a)(b)
Carlyle Global Market Strategies Ltd., 2013-4A, CRR (3 mo. USD LIBOR + 1.750%)	4.186%	1/15/31	500,000	488,533	(a)(b)
Carlyle Global Market Strategies Ltd., 2017-1A, A1A (3 mo. USD LIBOR + 1.300%)	3.769%	4/20/31	2,000,000	2,002,402	(a)(b)
Carlyle US CLO, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.689%	7/20/31	1,500,000	1,502,139	(a)(b)
Catskill Park CLO Ltd., 2017-1A, A2 (3 mo. USD LIBOR + 1.700%)	4.169%	4/20/29	3,000,000	3,004,503	(a)(b)
CIFC Funding Ltd., 2017-1A, A (3 mo. USD LIBOR + 1.360%)	3.829%	4/23/29	4,250,000	4,255,100	(a)(b)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.659%	1/20/31	2,250,000	2,248,443	(a)(b)
Galaxy CLO Ltd., 2013-15A, BR (3 mo. USD LIBOR + 1.600%)	4.036%	10/15/30	2,500,000	2,506,357	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A, AR (3 mo. USD LIBOR + 1.080%)	3.570%	7/25/27	3,120,000	3,113,370	(a)(b)
Jamestown CLO IV Ltd., 2014-4A, A2R (3 mo. USD LIBOR + 1.350%)	3.786%	7/15/26	2,000,000	2,000,936	(a)(b)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	3.715%	7/18/30	2,750,000	2,752,395	(a)(b)
Magnetite CLO Ltd., 2014-9A, A1R (3 mo. USD LIBOR + 1.000%)	3.490%	7/25/26	2,764,325	2,765,309	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A, BR (3 mo. USD LIBOR + 1.650%)	4.086%	10/13/29	2,500,000	2,500,000	(a)(b)
Tryon Park CLO Ltd., 2013-1A, A1SR (3 mo. USD LIBOR + 0.890%)	3.326%	4/15/29	1,750,000	1,738,788	(a)(b)
Voya CLO Ltd., 2017-2A, A2A (3 mo. USD LIBOR + 1.710%)	4.146%	6/7/30	3,000,000	3,007,416	(a)(b)
Whitehorse XII Ltd., 2018-12A, A (3 mo. USD LIBOR + 1.25%)	3.676%	10/15/31	3,250,000	3,244,459	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $47,652,105)				47,565,214

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
U.S. Treasury Bonds	2.875%	8/15/45	40,000	36,892
U.S. Treasury Bonds	3.000%	2/15/48	30,000	28,224

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $68,650)				65,116

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $910,146,051)				861,188,125

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
BNY Mellon Cash Reserve Fund (Cost - $5,417,603)	0.700%	5,417,603	$5,417,603

Total Investments - 98.0% (Cost - $915,563,654)			866,605,728
Other Assets in Excess of Liabilities - 2.0%			17,579,097

Total Net Assets - 100.0%			$884,184,825

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on these securities is currently in default as of November 30, 2018.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of November 30, 2018.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

At November 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	1,000	12/18	$246,290,712	$243,006,250	$(3,284,462)
U.S. Treasury 2-Year Notes	240	3/19	50,607,479	50,636,251	28,772

					(3,255,690)

Contracts to Sell:
U.S. Treasury 10-Year Notes	2,040	3/19	243,028,400	243,684,385	(655,985)
U.S. Treasury 5-Year Notes	361	3/19	40,688,313	40,778,899	(90,586)
U.S. Treasury Long-Term Bonds	1,671	3/19	232,924,106	233,783,343	(859,237)
U.S. Treasury Ultra Long-Term Bonds	132	3/19	20,131,459	20,117,625	13,834

					(1,591,974)

Net unrealized depreciation on open futures contracts					$(4,847,664)

At November 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$3,763,001

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.31 Index	$287,710,000	12/20/23	1.000% quarterly	$3,307,802	$5,056,346	$(1,748,545)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES C FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$175,936,779	$0	*	$175,936,779
Other Corporate Bonds & Notes	—	473,304,827	—		473,304,827
Sovereign Bonds	—	164,316,189	—		164,316,189
Asset-Backed Securities	—	47,565,214	—		47,565,214
U.S. Government & Agency Obligations	—	65,116	—		65,116

Total Long-Term Investments	—	861,188,125	0	*	861,188,125

Short-Term Investments†	—	5,417,603	—		5,417,603

Total Investments	—	$866,605,728	$0	*	$866,605,728

Other Financial Instruments:
Futures Contracts	$42,606	—	—		$42,606
Centrally Cleared Interest Rate Swaps	—	$3,763,001	—		3,763,001

Total Other Financial Instruments	$42,606	$3,763,001	—		$3,805,607

Total	$42,606	$870,368,729	—		$870,411,335

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$4,890,270	—	—		$4,890,270
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	$1,748,545	—		1,748,545

Total	$4,890,270	$1,748,545	—		$6,638,815

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019